Related Parties - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Nov. 09, 2015
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		49.00%
Accounts payable to related parties	$ 168
Equity Method Investee [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	49.90%
Related Party Transaction, Amounts of Transaction	$ 387
Proceeds from Related Party Debt	16
Accounts payable to related parties	168
Retained Earnings, Undistributed Earnings from Equity Method Investees	$ 2